Loans - Schedule of Fixed and Floating Interest Rate Distribution of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans	$ 9,235,476	$ 8,461,987
Carrying amount - principal
Disclosure of detailed information about financial instruments [line items]
Loans	9,235,476	8,461,987
At fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Loans	5,065,160	4,932,569
At floating interest rates
Disclosure of detailed information about financial instruments [line items]
Loans	$ 4,170,316	$ 3,529,418